OPERATING SEGMENT INFORMATION (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue by major product
Net premiums earned	$ 145,023,000	$ 146,552,000	$ 130,826,000	$ 116,051,000	$ 127,026,000	$ 128,334,000	$ 121,758,000	$ 116,264,000	$ 538,452,000	$ 493,382,000	$ 491,961,000
Increase (decrease) in segment revenue due to reclassification of business division									800,000
Decrease in net earnings due to reclassification of business division									1,200,000
Casualty
Revenue by major product
Net premiums earned									236,198,000	232,047,000	265,957,000
Casualty | General Liability
Revenue by major product
Net premiums earned									85,020,000	96,659,000	115,439,000
Casualty | Commercial and personal umbrella
Revenue by major product
Net premiums earned									63,020,000	61,370,000	62,388,000
Casualty | Commercial transportation
Revenue by major product
Net premiums earned									34,106,000	40,262,000	42,185,000
Casualty | P&C package business
Revenue by major product
Net premiums earned									16,379,000
Casualty | Executive products
Revenue by major product
Net premiums earned									14,665,000	13,624,000	13,936,000
Casualty | Professional services
Revenue by major product
Net premiums earned									13,151,000	6,202,000	2,487,000
Casualty | Specialty program business
Revenue by major product
Net premiums earned									4,325,000	7,188,000	21,577,000
Casualty | Other
Revenue by major product
Net premiums earned									5,532,000	6,742,000	7,945,000
Property
Revenue by major product
Net premiums earned									203,660,000	181,645,000	155,303,000
Property | Commercial property
Revenue by major product
Net premiums earned									80,743,000	80,471,000	81,828,000
Property | Marine
Revenue by major product
Net premiums earned									51,654,000	47,981,000	52,470,000
Property | Crop reinsurance
Revenue by major product
Net premiums earned									34,935,000	27,082,000
Property | Property reinsurance
Revenue by major product
Net premiums earned									19,925,000	14,664,000	9,402,000
Property | Other property
Revenue by major product
Net premiums earned									16,403,000	11,447,000	11,603,000
Surety
Revenue by major product
Net premiums earned									98,594,000	79,690,000	70,701,000
Surety | Miscellaneous
Revenue by major product
Net premiums earned									34,837,000	24,855,000	23,406,000
Surety | Contract
Revenue by major product
Net premiums earned									24,354,000	18,970,000	14,129,000
Surety | Commercial
Revenue by major product
Net premiums earned									21,317,000	18,869,000	16,550,000
Surety | Oil and gas
Revenue by major product
Net premiums earned									$ 18,086,000	$ 16,996,000	$ 16,616,000